Expense Example - American Century ETF Trust - American Century Mid Cap Growth Insights ETF Series - American Century Mid Cap Growth Insights ETF Class	Jan. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493